                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended       December 31, 2005
                                                    -----------------



Check here if Amendment  [ ]            Amendment Number :
                                                           --------

 This Amendment (Check only one): [ ] is a restatement
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Atlas Capital Management, L.P.
         -------------------------------------
Address: 100 Crescent Court, Suite 880
         -------------------------------------
         Dallas, Texas 75201
         -------------------------------------

Form 13F File Number:         28-10778
                              ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Robert H. Alpert
         ----------------------------------------
Title:   President of RHA, Inc., general partner of
         Atlas Capital Management, L.P.
         ----------------------------------------
Phone:   (214) 999-6082
         ----------------------------------------

Signature, Place and Date of Signing:


      /s/Robert H. Alpert          Dallas, Texas           February 14, 2006
---------------------------      -----------------      ------------------------
         (Signature)               (City, State)                 (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                             1
Form 13F Information Table Entry Total:                                       65
Form 13F Information Table Value Total:                                 $255,509
                                                                  (in thousands)



List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

SEC File No.                                Manager Name

1. 28-                                      Treaty Oak Capital Management, LP


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
                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1                            COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                             TITLE OF                     VALUE  SHRS OR   SH/ PUT/  INVESTMENT  OTHER
 ISSUER                              CLASS          CUSIP     [x$1000]  PRN AMT   PRN CALL  DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc.       COM             00763M108   11,562    276,600  SH        SOLE                276,600
Alliance Capital Mgmt. Holding LP   UNIT LTD PART   01855A101      202      3,577  SH        SHARED                        3,577
Allstate Corp.                      COM             020002101    5,386     99,603  SH        SHARED               80,617  18,986
American Commercial Lines, Inc.     COM NEW         025195207    5,226    172,365  SH        SOLE                172,365
American Int'l Group                COM             026874107      841     12,319  SH        SHARED                       12,319
AMN Healthcare Services             COM             001744101    9,839    497,400  SH        SOLE                497,400
ARES Capital                        COM             04010L103   15,175    944,332  SH        SOLE                944,332
Atwood Oceanics, Inc.               COM             050095108      314      4,029  SH        SHARED       1                4,029
BOK Financial Corp.                 COM NEW         05561Q201    4,038     88,880  SH        SOLE                 88,880
Brown & Brown, Inc.                 COM             115236101      204      6,672  SH        SHARED                        6,672
C F Industries Holdings, Inc.       COM             125269100    5,909    387,500  SH        SOLE                387,500
Cal Dive Int'l, Inc.                COM             127914109   12,697    353,766  SH        SHARED       1      335,200  18,566
Canadian Natural Resources Ltd.     COM             136385101      270      5,442  SH        SHARED       1                5,442
Cheniere Energy, Inc.               COM NEW         16411R208      261      7,008  SH        SHARED                        7,008
CIT Group Inc.                      COM             125581108      410      7,914  SH        SHARED                        7,914
CKE Restaurants Inc.                COM             12561E105   12,653    936,536  SH        SOLE                936,536
Conseco Inc. New                    COM NEW         208464883      683     29,460  SH        SHARED                       29,460
Core Mark Holding Co., Inc.         COM             218681104    3,322    103,544  SH        SOLE                103,544
Devon Energy Corp.                  COM             25179M103      319      5,094  SH        SHARED       1                5,094
Drew Industries, Inc.               COM NEW         26168L205      442     15,674  SH        SOLE                 15,674
Endeavour Int'l Corp.               COM             29259G101    3,333  1,010,000  SH        SOLE              1,010,000
ET 6% Conv. Pfd. 2/1/07             NOTE            269246AB0    1,251  1,263,510  PRN       SOLE              1,263,510
Fidelity National Financial         COM             316326107      551     14,987  SH        SHARED                       14,987
Fisher Scientific Int'l, Inc.       COM NEW         338032204   10,263    165,904  SH        SOLE                165,904
Forest Oil Corp                     COM             346091705      266      5,834  SH        SHARED       1                5,834
Freescale Semiconductor, Inc.       COM             35687M107    7,249    287,769  SH        SOLE                287,769
Gevity HR, Inc.                     COM             374393106    2,483     96,534  SH        SOLE                 96,534
Global Santafe Corp.                COM             G3930E101      376      7,810  SH        SHARED       1                7,810
Goldman Sachs Group                 COM             38141G104      257      2,010  SH        SHARED                        2,010
Grant Priceco Inc.                  COM             38821G101      658     14,921  SH        SHARED                       14,921
GTEK Holdings Corporation           COM             400518106    5,824    183,500  SH        SOLE                183,500


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
Henry Jack & Associates, Inc.       COM             42628101     2,438    127,705  SH        SHARED              117,000  10,705
Hercules Offshore, Inc.             COM             427093109    9,859    347,025  SH        SHARED       1      330,093  16,932
Intuit                              COM             461202103    1,333     25,000  SH        SOLE                 25,000
IPSCO, Inc.                         COM             462622101   12,286    148,062  SH        SOLE                148,062
J. P. Morgan                        COM             46625H100      668     16,843  SH        SHARED                       16,843
KFX, Inc.                           COM             48245l107    3,402    198,500  SH        SOLE                198,500
Liberty Media Corp.                 COM             530718105    9,475  1,203,993  SH        SOLE              1,203,993
MBNA                                COM             55262L100      342     12,602  SH        SHARED                       12,602
Merrill Lynch & Company, Inc.       COM             590188108      201      2,972  SH        SHARED                        2,972
MI Developments, Inc.               COM             55304X104    9,358    272,022  SH        SOLE                272,022
Morgan Stanley Dean Witter          COM             617446448      228      4,020  SH        SHARED                        4,020
National-Oilwell, Inc.              COM             637071101      328      5,237  SH        SHARED       1                5,237
Nexen, Inc.                         COM             65334H102    2,656     55,760  SH        SHARED       1       51,000   4,760
Noble Drilling Corp.                COM             G65422100      656      9,300  SH        SHARED       1                9,300
NS Group, Inc.                      COM             628916108      368      8,804  SH        SHARED       1                8,804
Officemax Incorporated              COM             67622P101    4,334    170,885  SH        SOLE                170,885
Oil States Int'l, Inc.              COM             678026105      499     15,738  SH        SHARED       1               15,738
Partnerre Ltd.                      COM             G6852T105      537      8,171  SH        SHARED                        8,171
Penn Treaty Amern Corp.             COM NEW         707874400    2,880    286,900  SH        SOLE                286,900
Premiere Global Services, Inc.      COM             740585104    5,854    720,020  SH        SOLE                720,020
SNB Bancshares, Inc.                COM             78460M209      624     35,876  SH        SHARED                       35,876
Spanish Broadcasting System Inc.    COM             846425882    5,147  1,007,245  SH        SOLE              1,007,245
Sprint Nextel Corporation           COM             852061000    5,735    245,500  SH        SOLE                245,500
Sun Healthcare Group, Inc.          COM             866933401    1,653    250,000  SH        SOLE                250,000
Todco                               COM             88889T107      325      8,540  SH        SHARED       1                8,540
Transocean Sedco Forex Inc          COM             G90078109      665      9,545  SH        SHARED       1                9,545
Triad Hospital, Inc.                COM             89579K109   14,845    378,400  SH        SOLE                378,400
Tyco Int'l Ltd.                     COM             902124106   10,415    360,897  SH        SOLE                360,897
Unisource Energy Corp.              COM             909205106   10,342    331,473  SH        SOLE                331,473
Unumprovident Corp.                 COM             91529Y106    1,552     68,222  SH        SHARED               28,800  39,422
Valero Energy                       COM             91913Y100      441      8,540  SH        SHARED       1                8,540
Walter Industries, Inc. New         COM             93317Q105    8,184    164,601  SH        SOLE                164,601
WCA Waste                           COM             92926K103    4,023    509,182  SH        SOLE                509,182
Kellwood, Co. 3.5%                  DBCV 3.5% 6/1   488044AF5    1,595  2,000,000  PRN       SOLE              2,000,000